Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Raw materials	$ 1,657	$ 919
Finished goods including machinery	507	422
Total	$ 2,164	$ 1,341